Bank Owned Life Insurance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments, All Other Investments [Abstract]
Payment to Acquire Life Insurance Policy, Investing Activities	$ 1,900,000	$ 2,000,000	$ 0
Bank Owned Life Insurance (BOLI)	21,237,893	18,797,893
Life Insurance, Corporate or Bank Owned, Change in Value	540,000	506,000	$ 528,000
BOLI death benefits	$ 0	$ 654,133